ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) - USD ($)	Jun. 22, 2020	Mar. 01, 2019	Apr. 11, 2018	Jan. 06, 2021
DaXingHuaShang Investment Group Limited [Member]
Equity method investment ownership percentage				70.00%
Share Exchange Agreement [Member] | DaXingHuaShang Investment Group Limited [Member]
Stock issued during period, shares, new Issues			15,000,000
Number of shares exchanged			15,000,000
Sale and Purchase Agreement [Member] | Jiujiu Group Stock Co., Ltd [Member]
Number of shares exchanged		5
Equity method investment ownership percentage		100.00%
Value of shares issued for acquisition		$ 150
Xixingdao Agreement [Member] | QHDX [Member]
Number of shares exchanged	243,134
Equity method investment ownership percentage	90.00%